SUBSEQUENT EVENTS (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Feb. 29, 2024 USD ($)	Feb. 29, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
SUBSEQUENT EVENTS
Repayment of debt | $			$ 24,069	$ 13,315
Facility amount | $			$ 30,357	$ 4,307
Hangzhou Adlai Nortye Biopharma Co., Ltd ("Adlai Hangzhou")
SUBSEQUENT EVENTS
Registered Capital							¥ 200,000
Hangzhou Tangchuang Weilai Technolegy Co., Ltd ("Hangzhou Tangchuang")
SUBSEQUENT EVENTS
Registered Capital							¥ 10,000
Bank loan | Hangzhou Adlai Nortye Biopharma Co., Ltd ("Adlai Hangzhou")
SUBSEQUENT EVENTS
Repayment of debt	¥ 30,000,000	¥ 40,000,000
Bank loan | Non-Revolving Facility, 4.0% interest, due August 2, 2024, guaranteed | Hangzhou Adlai Nortye Biopharma Co., Ltd ("Adlai Hangzhou")
SUBSEQUENT EVENTS
Facility amount						¥ 20,000,000
Interest rate (as a percent)					4.00%	4.00%
Bank loan | Non-Revolving Facility, 6.57% interest, due February 26, 2025, guaranteed | Adlai Nortye USA Inc. ("Adlai US")
SUBSEQUENT EVENTS
Facility amount | $					$ 3,000
Interest rate (as a percent)					6.57%	6.57%
Bank loan | Non-Revolving Facility, 4.0% interest, due March 4, 2024, guaranteed | Hangzhou Adlai Nortye Biopharma Co., Ltd ("Adlai Hangzhou")
SUBSEQUENT EVENTS
Repayment of debt		30,000,000
Facility amount						¥ 30,000,000
Interest rate (as a percent)					4.00%	4.00%
Bank loan | Non-Revolving Facility, 3.5% interest, due November 28, 2024, guaranteed | Hangzhou Adlai Nortye Biopharma Co., Ltd ("Adlai Hangzhou")
SUBSEQUENT EVENTS
Facility amount		¥ 60,000,000
Interest rate (as a percent)		3.50%
Subsidiaries
SUBSEQUENT EVENTS
Registered Capital		¥ 100,000,000
Subsidiaries | Hangzhou Hongxi Business Management Co.,
SUBSEQUENT EVENTS
Proceeds from contributed capital		70,000,000
Subsidiaries | Hangzhou Adlai Nortye Biopharma Co., Ltd ("Adlai Hangzhou")
SUBSEQUENT EVENTS
Proceeds from contributed capital		¥ 20,000,000
Subsidiaries | Hangzhou Tangchuang Weilai Technolegy Co., Ltd ("Hangzhou Tangchuang")
SUBSEQUENT EVENTS
Registered capital (as a percentage)		30.00%